Reverse Recapitalization	3 Months Ended
Mar. 31, 2026
Reverse Recapitalization [Abstract]
Reverse Recapitalization

Note 3 — Reverse Recapitalization

As described in Note 1 — Description of Organization and Business Operations, on January 5, 2026, the Company consummated the Business Combination contemplated by the Amended Merger Agreement. Pursuant to the Amended Merger Agreement, Merger Sub merged with and into EM LLC, with EM LLC being the surviving corporation and resulting in EM LLC being a wholly owned subsidiary of WTMA.

Although WTMA was the legal acquirer, for accounting purposes the Business Combination is treated as a reverse recapitalization in accordance with U.S. GAAP, with EM LLC deemed to be the accounting acquirer and WTMA treated as the acquired company. WTMA did not meet the definition of a business and had nominal assets, thereby meeting the definition of a public shell company. Accordingly, the accounting treatment is the equivalent of EM LLC issuing stock for the net assets of WTMA, accompanied by a recapitalization whereby neither goodwill nor intangible assets are recognized.

As a result of the Business Combination and upon the Closing Date:

(a)     Each issued and outstanding common unit and convertible preferred unit of EM LLC outstanding immediately prior to the Merger was automatically cancelled and converted into the right to receive shares of New EM common stock in accordance with the applicable exchange ratio set forth in the Amended Merger Agreement. In addition, the assenting shareholders of KCM Industry Co., Ltd. (“KCM”), KMMI Inc. (“KMMI”), NS World Co., Ltd. (“NS World”), and Handa Lab Co., Ltd. (“Handa Lab” and, together with KCM, KMMI and NS World, the “Korean Companies”) received shares of New EM common stock in connection with the acquisition of the Korean Companies.

(b)    In total, 588,473,653 shares of New EM common stock were issued to EM LLC unitholders and the assenting shareholders of the Korean Companies in connection with the Business Combination, consisting of (i) 475,962,290 shares issued in exchange for EM LLC common units, (ii) 109,436,178 shares issued in exchange for EM LLC convertible preferred units, and (iii) 3,075,185 shares issued to the assenting shareholders of the Korean Companies. The remaining 17,391,000 of EM LLC convertible preferred units will convert into 2,898,499 New EM common shares ninety days after the Closing Date.

(c)     Each WTMA Unit issued and outstanding as of immediately prior to the Closing Date was, to the extent not detached, automatically detached into the underlying stock of WTMA, par value $0.0001 per share (“WTMA Common Stock”), and one public right, and public units will no longer trade as separate securities;

(d)    Every ten (10) rights to acquire one-tenth of one share of WTMA Common Stock that were offered and sold by WTMA in its initial public offering and registered pursuant to the IPO registration statement (the “WTMA Rights”) were canceled and converted into one share of WTMA Common Stock free and clear of all liens (other than any restrictions on resale or other transfer under applicable securities laws and, in the case of Welsbach Acquisition Holdings LLC, a Delaware limited liability company (the “Sponsor”), and certain officers and directors of WTMA (“Sponsor Persons”), the Sponsor Support and Lock-up Agreement) and the holders of such WTMA Rights immediately prior to the Effective Time ceased to have any rights with respect to such WTMA Rights, except as provided by the terms and conditions of the Amended Merger Agreement or by law; and

(e)     WTMA changed its name to “Evolution Metals & Technologies Corp.,” and each share of WTMA Common Stock outstanding immediately prior to the Business Combination that was not redeemed remained outstanding as a share of EM&T Common Stock.

The following table presents the share ownership of EM&T common stock immediately following the Business Combination:

Common Shares
Common stock, outstanding prior to Merger	2,848,313
Less: redemption of WTMA shares	(427,871)
WTMA Rights	772,768
New shares issued pursuant to WTMA extensions	1,597,784
Private placement rights and new board member	85,205
Total common stock from WTMA	4,876,199
Historical EM LLC Member Units (voting)(1)	395,186,066
Historical EM LLC Member Units (non-voting)(1)	62,601,409
EM LLC Convertible Preferred Units(2)	12,640,000
EM Share Obligations(3)	118,046,178
Total shares of common stock immediately after Closing Date	593,349,852

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(1)      The number of EM LLC Member Units was determined from the 100,000 and 900,000 outstanding units prior to the Business Combination, converted to their exchange basis of New EM common stock.

(2)      For further information, refer to Note 13 — Equity.

(3)      For further information, refer to Note 10 — Derivative Liabilities and Note 11 — Fair Value Measurements.

The following table presents the net liabilities acquired in the Merger, reconciling the activity located in the Unaudited condensed consolidated statements of changes in stockholders’ deficit and Unaudited condensed consolidated statements of cash flows.

in thousands	January 5, 2026
Cash, net of redemptions	$13
Prepaid expenses and other current assets	141
Accounts payable	(4,138)
Short term debt – related parties	(549)
Convertible promissory notes	(2,296)
Accrued expenses and other current liabilities	(187)
Net liabilities assumed	(7,016)
Settlement of preexisting relationship	(3,857)
Reverse recapitalization – net the merger	(10,873)
Less: cash proceeds	(13)
Non-cash financing – reverse recapitalization	(10,886)

In connection with the Business Combination, the Company effectively settled a preexisting relationship with WTMA through its prior note receivable. As of December 31, 2025, $1.2 million was included in non-trade accounts receivable related to loans made to WTMA. As of the Closing Date, the loan receivable amount was $2.7 million. In connection with the settlement of the preexisting relationship, the Company recognized a gain of $1.2 million included in other income (expense), net, due to the difference between the Company’s carrying value of the notes and the settlement amount recorded by WTMA.

Total transaction costs of $9.4 million were incurred in relation to the Merger through the Closing Date. Due to the fact that no meaningful cash proceeds were obtained through the Merger, the full amount of previously deferred transaction costs was recognized as expense within selling, general and administrative for the three months ended March 31, 2026.

Lock-up agreements

In connection with the Amended Merger Agreement, the Company entered into a Sponsor Support and Lock-Up Agreement with WTMA, the Sponsor and Sponsor Persons on November 6, 2024 and amended on February 10, 2025 WTMA (collectively, the “Amended Sponsor Support and Lock-Up Agreement”). Pursuant to the Amended Sponsor Support and Lock-Up Agreement, the Sponsor and Sponsor Persons agreed to, among other things, vote all of its shares of WTMA common stock (as defined within the Amended Sponsor Support and Lock-Up Agreement) in favor of the Amended Merger Agreement and the Business Combination. Also pursuant to the Amended Sponsor Support and Lock-Up Agreement, the Sponsor and Sponsor Persons agreed to certain customary lock-up restrictions on their ability to transfer their WTMA common stock and the shares of New EM common stock they received at closing of the Business Combination until the third anniversary of the close of the Business Combination.

In connection with the Amended Merger Agreement, the Company also entered into an EM Equityholder Support and Lock-Up Agreement with WTMA and the sole member of the Company on November 6, 2024 and amended on February 10, 2025 (collectively and as further supplemented, the “Amended EM Equityholder Lock-Up Agreement”). Pursuant to the Amended EM Equityholder Lock-Up Agreement, the sole voting member of the Company agreed to execute and deliver written consents with respect to the Company’s outstanding voting member units to adopt the Amended Merger Agreement and related transactions, approving the Business Combination. Also pursuant to the Amended EM Equityholder Lock-up Agreement, the holders of the member units of EM LLC agreed to certain customary lock-up restrictions on their ability to transfer their EM LLC common units and the shares of New EM common stock they received at closing of the Business Combination until the third anniversary of the close of the Business Combination.

On January 5, 2026, in connection with the Business Combination, the equity holders of the Four Entities and the Company’s holders of the Company’s member units entered into lock-up agreements under which they agreed to certain customary lock-up restrictions on their ability to transfer the shares of New EM common stock they received at closing of the Business Combination until up to the third anniversary of the close of the Business Combination. Similarly, on January 5, 2026, the Company’s convertible preferred units entered into lock-up agreements under which they agreed to certain customary lock-up restrictions on their ability to transfer the shares of New EM common stock they received at closing of the Business Combination until seven calendar days following the close of the Business Combination.